Distribution Date: Apr 25, 2007
DISTRIBUTION PACKAGE
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Wilshire Credit Corporation
April 25, 2007
March 26, 2007
March 01, 2007
Merrill Lynch, Pierce, Fenner & Smith
Incorporated
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Apr-07
Determination Date 13-Apr-07 Accrual Periods: Begin End
Record Date 26-Mar-07 Libor Certificates 3/26/2007 4/24/2007
Payment Detail:
Pass
Applied
Interest
Through
Original
Beginning
Principal
Interest
Total
Realized
Carryforward
Ending
Class
Rate
Balance
Balance (1)
Paid
Paid
Paid
Losses
Amount Paid
Balance (1)
A1 5.56000% $127,954,000.00 $127,954,000.00 $1,871,542.43 $592,853.53 $2,464,395.96 N/A $0.00 $126,082,457.57
A-2A 5.44000% $86,739,000.00 $86,739,000.00 $1,092,337.36 $393,216.80 $1,485,554.16 N/A $0.00 $85,646,662.64
A-2B 5.51000% $21,188,000.00 $21,188,000.00 $0.00 $97,288.23 $97,288.23 N/A $0.00 $21,188,000.00
A-2C 5.57000% $46,221,000.00 $46,221,000.00 $0.00 $214,542.48 $214,542.48 N/A $0.00 $46,221,000.00
A-2D 5.67000% $21,348,000.00 $21,348,000.00 $0.00 $100,869.30 $100,869.30 N/A $0.00 $21,348,000.00
M-1 5.72000% $8,050,000.00 $8,050,000.00 $0.00 $38,371.67 $38,371.67 $0.00 $0.00 $8,050,000.00
M-2 5.87000% $7,350,000.00 $7,350,000.00 $0.00 $35,953.75 $35,953.75 $0.00 $0.00 $7,350,000.00
M-3 6.07000% $4,550,000.00 $4,550,000.00 $0.00 $23,015.42 $23,015.42 $0.00 $0.00 $4,550,000.00
M-4 6.32000% $4,200,000.00 $4,200,000.00 $0.00 $22,120.00 $22,120.00 $0.00 $0.00 $4,200,000.00
M-5 6.62000% $3,500,000.00 $3,500,000.00 $0.00 $19,308.33 $19,308.33 $0.00 $0.00 $3,500,000.00
M-6 6.72000% $3,500,000.00 $3,500,000.00 $0.00 $19,600.00 $19,600.00 $0.00 $0.00 $3,500,000.00
B-1 6.72000% $3,150,000.00 $3,150,000.00 $0.00 $17,640.00 $17,640.00 $0.00 $0.00 $3,150,000.00
B-2 6.72000% $2,450,000.00 $2,450,000.00 $0.00 $13,720.00 $13,720.00 $0.00 $0.00 $2,450,000.00
B-3 6.72000% $3,500,000.00 $3,500,000.00 $0.00 $19,600.00 $19,600.00 $0.00 $0.00 $3,500,000.00
C N/A $6,300,417.30 $6,300,417.30 $0.00 $419,153.61 $419,153.61 N/A $0.00 $6,300,000.00
P N/A $0.00 $0.00 $0.00 $14,431.05 $14,431.05 N/A $0.00 $0.00
R 5.56000% $100.00 $100.00 $100.00 $0.46 $100.46 N/A $0.00 $0.00
Totals: $343,700,100.00 $343,700,100.00 $2,963,979.79 $2,041,684.63 $5,005,664.42 $0.00 $0.00 $340,736,120.21
(1) Class C & Class P Certificates reflect Notional Collateral Amounts
Amounts Per 1,000:
Interest
Realized
Beginning
Principal
Interest
Carry-forward
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Amount Paid
Writedown
Balance
Index
Value
A1 84752CAA5 $1,000.00000000 $14.62668170 $4.63333331 $0.00000000 $0.00000000 $985.37331830 LIBOR 5.32000%
A-2A 84752CAB3 $1,000.00000000 $12.59338199 $4.53333333 $0.00000000 $0.00000000 $987.40661801 CAP LIBOR 5.32000%
A-2B 84752CAC1 $1,000.00000000 $0.00000000 $4.59166651 $0.00000000 $0.00000000 $1,000.00000000
A-2C 84752CAD9 $1,000.00000000 $0.00000000 $4.64166677 $0.00000000 $0.00000000 $1,000.00000000
A-2D 84752CAE7 $1,000.00000000 $0.00000000 $4.72500000 $0.00000000 $0.00000000 $1,000.00000000
M-1 84752CAF4 $1,000.00000000 $0.00000000 $4.76666708 $0.00000000 $0.00000000 $1,000.00000000
M-2 84752CAG2 $1,000.00000000 $0.00000000 $4.89166667 $0.00000000 $0.00000000 $1,000.00000000
M-3 84752CAH0 $1,000.00000000 $0.00000000 $5.05833407 $0.00000000 $0.00000000 $1,000.00000000
M-4 84752CAJ6 $1,000.00000000 $0.00000000 $5.26666667 $0.00000000 $0.00000000 $1,000.00000000
M-5 84752CAK3 $1,000.00000000 $0.00000000 $5.51666571 $0.00000000 $0.00000000 $1,000.00000000
M-6 84752CAL1 $1,000.00000000 $0.00000000 $5.60000000 $0.00000000 $0.00000000 $1,000.00000000
B-1 84752CAM9 $1,000.00000000 $0.00000000 $5.60000000 $0.00000000 $0.00000000 $1,000.00000000
B-2 84752CAN7 $1,000.00000000 $0.00000000 $5.60000000 $0.00000000 $0.00000000 $1,000.00000000
B-3 84752CAP2 $1,000.00000000 $0.00000000 $5.60000000 $0.00000000 $0.00000000 $1,000.00000000
C 84752CAR8 $1,000.00000000 $0.00000000 $66.52791237 $0.00000000 $0.00000000 $999.93376629
P 84752CAQ0 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
R 84752CAS6 $1,000.00000000 $1,000.00000000 $4.60000000 $0.00000000 $0.00000000 $0.00000000
Specialty Underwriting and Residential Finance Trust
STATEMENT TO CERTIFICATEHOLDERS
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2007-AB1

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Apr-07
Specialty Underwriting and Residential Finance Trust
STATEMENT TO CERTIFICATEHOLDERS
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2007-AB1
Interest Detail:
Index +
Interest
Interest
Interest
Non-Supported
Floating
Floating
Margin or
Accrued @
Carryforward
Carryforward
Interest
Rate Certificate
Rate Certificate
Class
Fix Rate
PT Rate (1)
Amount
Amount Remaining
Shortfall
Carryover Paid
Carryover Remaining
A1 5.56000% $592,853.53 $0.00 $0.00 $0.00 $0.00 $0.00
A-2A 5.44000% $393,216.80 $0.00 $0.00 $0.00 $0.00 $0.00
A-2B 5.51000% $97,288.23 $0.00 $0.00 $0.00 $0.00 $0.00
A-2C 5.57000% $214,542.48 $0.00 $0.00 $0.00 $0.00 $0.00
A-2D 5.67000% $100,869.30 $0.00 $0.00 $0.00 $0.00 $0.00
M-1 5.72000% $38,371.67 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 5.87000% $35,953.75 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 6.07000% $23,015.42 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 6.32000% $22,120.00 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 6.62000% $19,308.33 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 6.72000% $19,600.00 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 6.72000% $17,640.00 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 6.72000% $13,720.00 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 6.72000% $19,600.00 $0.00 $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Apr-07
Specialty Underwriting and Residential Finance Trust
STATEMENT TO CERTIFICATEHOLDERS
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2007-AB1
Reconciliation:
Aggregate Losses:
Available funds (A): Cumulative Realized Losses 0.00
Servicer remittance 5,005,664.42 Cumulative Liquidated Loan Balance 0.00
Amounts received from A-1 Cap Contract 0.00 Cumulative Recoveries 0.00
Amounts received from A-2 Cap Contract 0.00 Cumulative Applied Realized Losses 0.00
Amounts received from Subordinated Certificate Cap Contract 0.00
Net Payments to Trust from Swap Counterparty 0.00
5,005,664.42
Miscellaneous:
Current Advances
1,856,756.05
Distributions (B): 0.00 Outstanding Advances 1,856,756.05
Service fee 0.00 Advances Recovered 0.00
Number of Loans with Relief Act Shortfall 0.00
Total interest distributed 2,041,684.63 Cumulative Prepayment Penalties 14,431.05
Total principal distributed 2,963,979.79 Investment Income earned on the Cert. Account 0.00
Net Payments to Counterparty from Swap Trust 0.00
5,005,664.42
Supplemental Interest Trust:
 Deposit: Investment Income
0.00
(A) - (B): 0.00 Deposit: Net Counterparty Payment 0.00
Deposit: Counterparty Termination Payment 0.00
Class A 1 Cap Contract Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00
Beginning Balance Deposits 0.00 Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Withdrawal to cover Floating Rate Certificate Carryovers 0.00 Withdrawal : to pay interest on certificates 0.00
Withdrawal to pay Class C 0.00 Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Ending Balance 0.00 Withdrawal : to pay Deferred Amounts 0.00
Withdrawal : to X, remaining amounts 0.00
Class A 2 Cap Contract
Beginning Balance Deposits 0.00
Withdrawal to cover Floating Rate Certificate Carryovers 0.00
Withdrawal to pay Class C 0.00
Ending Balance 0.00
Subordinate Certificate Cap Contract
Beginning Balance Deposits 0.00
Withdrawal to cover Floating Rate Certificate Carryovers 0.00
Withdrawal to pay Class C 0.00
Ending Balance 0.00
TOTAL Group 1 Group 2
DELINQUENCY COUNT
Count Scheduled Balance Delq% Count Scheduled Balance Delq% Count Scheduled Balance Delq%
31+ Days 9 3,307,751.21 0.953143% 2 589,023.06 0.169730% 7 2,718,728.15 0.783414%
61+ Days 2 646,922.15 0.186413% 0 - 0.000000% 2 646,922.15 0.186413%
91+ Days 0 - 0.000000% 0 - 0.000000% 0 - 0.000000%
Total 11 3,954,673.36 1.139557% 2 589,023.06 0.169730% 9 3,365,650.30 0.969827%
Bankruptcy 3 817,961.88 0.235699% 1 88,061.17 0.025375% 2 729,900.71 0.210324%
Foreclosure 0 - 0.000000% 0 - 0.000000% 0 - 0.000000%
REO 0 - 0.000000% 0 - 0.000000% 0 - 0.000000%
(1) All Delinquencies are reported on an OTS basis
(2) 31 Day/61 Day/91+ Past Due Totals do not Include Bankruptcy and Foreclosure loans
ACCOUNT ACTIVITY
COLLATERAL DELINQUENCY SUMMARY-GROUP

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Apr-07
Specialty Underwriting and Residential Finance Trust
STATEMENT TO CERTIFICATEHOLDERS
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2007-AB1
Stepdown Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 1,464,884.03 Class A and R Balances 303,450,100.00
B) Ending Collateral Balance 347,036,120.21 73.40% of Stated Balance. 254,724,512.23
Current Delinquency Rate (A/B) 0.422%
C) Rolling Three Month Delinquency Rate 0.422%
D) 34.30% 34.30% Earlier of:
F) Required Percentage % (Applicable after Stepdown Date) 13.300% 1) Class A Paydown NO
G) Applicable % multiplied by Required Percentage % 4.562% 2.) The later of:
H) Aggregate Realized Losses 0.00 A) First payment date when Class A and R are reduced to less than or equal to
I) Original Collateral Balance 350,000,517.25 73.40% of Stated Balance. NO
J) Cumulative Loss % ( H /I) 0.000% B) April 2010 NO
K) Stepdown Required Loss Percentage 100.000%
NO
A StepdownTrigger Event will occur if either (1) or (2) is True After the Stepdown Date:
Overcollateralization:
1) Rolling 3 Month Delq. Rate equals or exceeds applicable % multiplied by Required % NO Ending Overcollateralization Amount 6,300,000.00
2) Cumulative Loss % exceeds Stepdown Required Loss Percentage (J > K). NO Targeted Overcollateralization Amount 6,300,000.00
NO
Overcollateralization Deficiency Amount 0.00
Overcollateralization Release Amount 417.25
Excess interest distributions:
Excess available interest (A):
419,153.61
1) Extra Principal Distribution Amount to certificates 0.00
a) from Group 1 0.00
a) from Group 2 0.00
2) Unpaid Interest Shortfall Amount 0.00
3) Allocated Realized Loss Amount 0.00
4) Unpaid Net PPIS & RAIS 0.00
5) Remaining Amounts to C 419,153.61
(B): 419,153.61
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Apr 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
350,000,517.25
2,964,397.04
0.00
347,036,120.21
127,695.79
2,808,690.54
28,010.71
0.00
0.00
2,964,397.04
2,172,727.48
145,833.73
0.00
0.00
0.00
57.42
0.00
2,026,836.33
14,431.05
0.00
5,005,664.42
1,435
1,422
0.9915303067
7.44934%
6.94934%
11.43887%
0.00
0.00
0.00
0.00
590,482.00
4
0
0.00
0.00
145,833.73
0.00
0.00
0.00
0.00
0.00
147,583,543.36
1,871,905.91
0.00
145,711,637.45
60,676.28
1,795,175.77
16,053.86
0.00
0.00
1,871,905.91
925,719.26
61,493.14
0.00
0.00
0.00
4.00
0.00
864,222.12
2,080.00
0.00
2,738,208.03
718
710
0.9873162965
7.52701%
7.02701%
11.68010%
0.00
0.00
0.00
0.00
207,484.32
1
0
0.00
0.00
61,493.14
0.00
0.00
0.00
0.00
0.00
202,416,973.89
1,092,491.13
0.00
201,324,482.76
67,019.51
1,013,514.77
11,956.85
0.00
0.00
1,092,491.13
1,247,008.22
84,340.59
0.00
0.00
0.00
53.42
0.00
1,162,614.21
12,351.05
0.00
2,267,456.39
717
712
0.9946027692
7.39271%
6.89271%
11.26299%
0.00
0.00
0.00
0.00
382,997.68
3
0
0.00
0.00
84,340.59
0.00
0.00
0.00
0.00
0.00

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
196 15,214,563.21 4.38% 93 7,438,238.98 5.10% 103 7,776,324.23 3.86%
100K to 199.99K
506 76,022,552.03 21.91% 306 46,381,264.24 31.83% 200 29,641,287.79 14.72%
200K to 299.99K
318 78,561,619.92 22.64% 182 44,749,084.46 30.71% 136 33,812,535.46 16.80%
300K to 399.99K
187 65,343,792.31 18.83% 106 37,011,875.00 25.40% 81 28,331,917.31 14.07%
400K to 499.99K
117 52,009,403.87 14.99% 20 8,470,055.95 5.81% 97 43,539,347.92 21.63%
500K to 599.99K
57 30,730,271.30 8.86% 2 1,026,409.74 0.70% 55 29,703,861.56 14.75%
600K to 699.99K
25 16,007,299.93 4.61% 1 634,709.08 0.44% 24 15,372,590.85 7.64%
700K to 799.99K
12 8,862,594.09 2.55% 0 0.00 0.00% 12 8,862,594.09 4.40%
800K to 899.99K
1 800,000.00 0.23% 0 0.00 0.00% 1 800,000.00 0.40%
1000K to 1099.99K
1 1,076,518.61 0.31% 0 0.00 0.00% 1 1,076,518.61 0.53%
1100K to 1199.99K
1 1,185,004.94 0.34% 0 0.00 0.00% 1 1,185,004.94 0.59%
1200K to 1299.99K
1 1,222,500.00 0.35% 0 0.00 0.00% 1 1,222,500.00 0.61%
Total
1,422
347,036,120.21
100.00%
710
145,711,637.45
100.00%
712
201,324,482.76
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K
Balance

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.50% - 4.99%
1 141,883.48 0.04% 1 141,883.48 0.10% 0 0.00 0.00%
5.50% - 5.99%
13 2,993,607.55 0.86% 6 1,318,725.89 0.91% 7 1,674,881.66 0.83%
6.00% - 6.49%
100 31,013,808.58 8.94% 44 11,668,014.47 8.01% 56 19,345,794.11 9.61%
6.50% - 6.99%
299 88,188,486.92 25.41% 144 35,333,137.51 24.25% 155 52,855,349.41 26.25%
7.00% - 7.49%
265 63,936,772.99 18.42% 136 28,303,027.20 19.42% 129 35,633,745.79 17.70%
7.50% - 7.99%
371 94,521,041.31 27.24% 175 37,462,312.31 25.71% 196 57,058,729.00 28.34%
8.00% - 8.49%
142 30,458,234.76 8.78% 60 10,657,893.60 7.31% 82 19,800,341.16 9.84%
8.50% - 8.99%
129 20,862,183.40 6.01% 88 13,453,070.71 9.23% 41 7,409,112.69 3.68%
9.00% - 9.49%
50 7,582,521.62 2.18% 33 4,131,267.34 2.84% 17 3,451,254.28 1.71%
9.50% - 9.99%
36 5,413,485.54 1.56% 12 1,918,326.32 1.32% 24 3,495,159.22 1.74%
10.00% - 10.49%
13 1,568,143.03 0.45% 9 1,033,960.97 0.71% 4 534,182.06 0.27%
10.50% - 10.99%
3 355,951.03 0.10% 2 290,017.65 0.20% 1 65,933.38 0.03%
Total
1,422
347,036,120.21
100.00%
710
145,711,637.45
100.00%
712
201,324,482.76
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.51%
Group 2 Weighted Average Rate: 7.39%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1.00% - 1.99%
1 276,700.00 0.10% 1 276,700.00 0.25% 0 0.00 0.00%
2.00% - 2.99%
209 51,692,092.00 19.55% 18 3,371,583.86 3.03% 191 48,320,508.14 31.56%
3.00% - 3.99%
32 6,294,094.78 2.38% 26 4,239,982.97 3.81% 6 2,054,111.81 1.34%
4.00% - 4.99%
226 65,570,099.37 24.80% 137 32,371,619.08 29.07% 89 33,198,480.29 21.69%
5.00% - 5.99%
350 91,337,056.29 34.54% 224 47,225,251.63 42.41% 126 44,111,804.66 28.81%
6.00% - 6.99%
163 37,634,984.01 14.23% 100 19,421,818.02 17.44% 63 18,213,165.99 11.90%
7.00% - 7.99%
50 10,783,265.53 4.08% 25 4,045,463.81 3.63% 25 6,737,801.72 4.40%
8.00% - 8.99%
4 676,606.91 0.26% 2 221,875.79 0.20% 2 454,731.12 0.30%
9.00% - 9.99%
1 167,777.44 0.06% 1 167,777.44 0.15% 0 0.00 0.00%
Total
1,036
264,432,676.33
100.00%
534
111,342,072.60
100.00%
502
153,090,603.73
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.33%
Group 2 Weighted Average Margin: 4.49%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
206 51,626,246.10 19.52% 12 2,255,588.81 2.03% 194 49,370,657.29 32.25%
3.00% - 3.99%
17 2,345,490.63 0.89% 15 1,923,662.21 1.73% 2 421,828.42 0.28%
4.00% - 4.99%
24 5,477,581.22 2.07% 19 3,743,692.01 3.36% 5 1,733,889.21 1.13%
5.00% - 5.99%
47 11,765,853.48 4.45% 30 5,764,215.62 5.18% 17 6,001,637.86 3.92%
6.00% - 6.99%
252 74,167,928.10 28.05% 148 35,288,311.90 31.69% 104 38,879,616.20 25.40%
7.00% - 7.99%
333 89,491,161.83 33.84% 207 45,198,122.87 40.59% 126 44,293,038.96 28.93%
8.00% - 8.99%
115 23,479,058.84 8.88% 79 14,116,844.80 12.68% 36 9,362,214.04 6.12%
9.00% - 9.99%
38 5,619,404.16 2.13% 21 2,645,569.14 2.38% 17 2,973,835.02 1.94%
10.00% - 10.99%
4 459,951.97 0.17% 3 406,065.24 0.36% 1 53,886.73 0.04%
Total
1,036
264,432,676.33
100.00%
534
111,342,072.60
100.00%
502
153,090,603.73
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.05%
Group 2 Weighted Average Lifetime Rate Floor: 5.58%

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
39 10,456,505.43 3.95% 7 1,562,725.89 1.40% 32 8,893,779.54 5.81%
12.00% - 12.99%
345 98,897,785.15 37.40% 133 33,025,178.10 29.66% 212 65,872,607.05 43.03%
13.00% - 13.99%
374 98,199,709.79 37.14% 215 45,789,111.53 41.12% 159 52,410,598.26 34.24%
14.00% - 14.99%
186 41,309,559.81 15.62% 122 22,437,058.66 20.15% 64 18,872,501.15 12.33%
15.00% - 15.99%
82 14,340,684.38 5.42% 49 7,477,136.35 6.72% 33 6,863,548.03 4.48%
16.00% - 16.99%
10 1,228,431.77 0.46% 8 1,050,862.07 0.94% 2 177,569.70 0.12%
Total
1,036
264,432,676.33
100.00%
534
111,342,072.60
100.00%
502
153,090,603.73
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.61%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.22%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
997 258,284,859.62 97.68% 503 107,041,999.59 96.14% 494 151,242,860.03 98.79%
12
39 6,147,816.71 2.32% 31 4,300,073.01 3.86% 8 1,847,743.70 1.21%
Total
1,036
264,432,676.33
100.00%
534
111,342,072.60
100.00%
502
153,090,603.73
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
997 258,284,859.62 97.68% 503 107,041,999.59 96.14% 494 151,242,860.03 98.79%
12
39 6,147,816.71 2.32% 31 4,300,073.01 3.86% 8 1,847,743.70 1.21%
Total
1,036
264,432,676.33
100.00%
534
111,342,072.60
100.00%
502
153,090,603.73
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Year LIBOR
39 6,147,816.71 2.32% 31 4,300,073.01 3.86% 8 1,847,743.70 1.21%
6 Month LIBOR
997 258,284,859.62 97.68% 503 107,041,999.59 96.14% 494 151,242,860.03 98.79%
Total
1,036
264,432,676.33
100.00%
534
111,342,072.60
100.00%
502
153,090,603.73
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
60 18,746,481.23 5.40% 35 9,695,386.63 6.65% 25 9,051,094.60 4.50%
3 Units
22 6,441,976.81 1.86% 17 4,563,007.10 3.13% 5 1,878,969.71 0.93%
4 Units
9 2,517,540.02 0.73% 5 1,437,571.73 0.99% 4 1,079,968.29 0.54%
High Rise Condo
6 2,997,123.88 0.86% 1 138,568.67 0.10% 5 2,858,555.21 1.42%
Low Rise Condo
80 16,032,896.60 4.62% 43 8,085,769.89 5.55% 37 7,947,126.71 3.95%
Multifamily
4 571,133.55 0.16% 3 393,482.11 0.27% 1 177,651.44 0.09%
Planned Unit Developmen
193 53,646,231.05 15.46% 96 22,850,631.36 15.68% 97 30,795,599.69 15.30%
Row House
9 1,710,812.38 0.49% 5 832,526.76 0.57% 4 878,285.62 0.44%
Single Family
1,021 241,299,389.16 69.53% 494 95,758,424.34 65.72% 527 145,540,964.82 72.29%
Townhouse
18 3,072,535.53 0.89% 11 1,956,268.86 1.34% 7 1,116,266.67 0.55%
Total
1,422
347,036,120.21
100.00%
710
145,711,637.45
100.00%
712
201,324,482.76
100.00%
Property Type
Type

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
1 397,923.00 0.11% 0 0.00 0.00% 1 397,923.00 0.20%
2006
855 211,408,733.97 60.92% 453 90,833,493.35 62.34% 402 120,575,240.62 59.89%
2007
566 135,229,463.24 38.97% 257 54,878,144.10 37.66% 309 80,351,319.14 39.91%
Total
1,422
347,036,120.21
100.00%
710
145,711,637.45
100.00%
712
201,324,482.76
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
15.00%-19.99%
1 49,893.44 0.01% 0 0.00 0.00% 1 49,893.44 0.02%
20.00%-24.99%
1 59,355.72 0.02% 0 0.00 0.00% 1 59,355.72 0.03%
25.00%-29.99%
6 800,618.02 0.23% 3 408,196.03 0.28% 3 392,421.99 0.19%
30.00%-34.99%
1 100,506.26 0.03% 1 100,506.26 0.07% 0 0.00 0.00%
35.00%-39.99%
4 341,879.39 0.10% 2 179,315.60 0.12% 2 162,563.79 0.08%
40.00%-44.99%
6 1,384,605.29 0.40% 3 779,482.26 0.53% 3 605,123.03 0.30%
45.00%-49.99%
11 2,398,666.39 0.69% 4 816,190.61 0.56% 7 1,582,475.78 0.79%
50.00%-54.99%
17 2,859,769.77 0.82% 5 1,031,054.32 0.71% 12 1,828,715.45 0.91%
55.00%-59.99%
16 4,042,193.32 1.16% 8 2,240,543.83 1.54% 8 1,801,649.49 0.89%
60.00%-64.99%
36 9,409,975.81 2.71% 25 4,710,957.34 3.23% 11 4,699,018.47 2.33%
65.00%-69.99%
55 14,073,395.11 4.06% 24 4,871,666.25 3.34% 31 9,201,728.86 4.57%
70.00%-74.99%
79 19,183,955.54 5.53% 29 6,543,991.41 4.49% 50 12,639,964.13 6.28%
75.00%-79.99%
130 35,109,859.23 10.12% 66 14,130,611.34 9.70% 64 20,979,247.89 10.42%
80.00%-84.99%
605 153,846,443.70 44.33% 271 56,726,385.25 38.93% 334 97,120,058.45 48.24%
85.00%-89.99%
96 27,225,744.48 7.85% 55 13,285,503.82 9.12% 41 13,940,240.66 6.92%
90.00%-94.99%
152 35,935,459.92 10.35% 90 19,546,674.49 13.41% 62 16,388,785.43 8.14%
95.00%-99.99%
65 15,502,637.81 4.47% 38 7,638,239.41 5.24% 27 7,864,398.40 3.91%
100.0%-105.0%
141 24,711,161.01 7.12% 86 12,702,319.23 8.72% 55 12,008,841.78 5.96%
Total
1,422
347,036,120.21
100.00%
710
145,711,637.45
100.00%
712
201,324,482.76
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 82
Group 2 Weighted Average LTV: 81
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
13 1,152,626.05 0.33% 1 78,489.16 0.05% 12 1,074,136.89 0.53%
217 - 240
10 2,362,434.55 0.68% 2 407,757.11 0.28% 8 1,954,677.44 0.97%
337 - 360
1,040 241,944,053.56 69.72% 506 98,635,952.23 67.69% 534 143,308,101.33 71.18%
457 - 480
160 45,050,933.42 12.98% 83 18,282,682.57 12.55% 77 26,768,250.85 13.30%
481 +
199 56,526,072.63 16.29% 118 28,306,756.38 19.43% 81 28,219,316.25 14.02%
Total
1,422
347,036,120.21
100.00%
710
145,711,637.45
100.00%
712
201,324,482.76
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 416
Group 2 Weighted Average Remaining Amortization Months: 402

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
33 3,913,881.63 1.13% 14 1,492,763.13 1.02% 19 2,421,118.50 1.20%
217 - 240
10 2,362,434.55 0.68% 2 407,757.11 0.28% 8 1,954,677.44 0.97%
337 - 360
1,379 340,759,804.03 98.19% 694 143,811,117.21 98.70% 685 196,948,686.82 97.83%
Total
1,422
347,036,120.21
100.00%
710
145,711,637.45
100.00%
712
201,324,482.76
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 353
Group 2 Weighted Average Remaining Months: 352
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
13 1,152,626.05 0.33% 1 78,489.16 0.05% 12 1,074,136.89 0.53%
217 - 240
10 2,362,434.55 0.68% 2 407,757.11 0.28% 8 1,954,677.44 0.97%
337 - 360
1,040 241,944,053.56 69.72% 506 98,635,952.23 67.69% 534 143,308,101.33 71.18%
457 - 480
160 45,050,933.42 12.98% 83 18,282,682.57 12.55% 77 26,768,250.85 13.30%
481 +
199 56,526,072.63 16.29% 118 28,306,756.38 19.43% 81 28,219,316.25 14.02%
Total
1,422
347,036,120.21
100.00%
710
145,711,637.45
100.00%
712
201,324,482.76
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 421
Group 2 Weighted Average Original Amortization Months: 407
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
33 3,913,881.63 1.13% 14 1,492,763.13 1.02% 19 2,421,118.50 1.20%
217 - 240
10 2,362,434.55 0.68% 2 407,757.11 0.28% 8 1,954,677.44 0.97%
337 - 360
1,379 340,759,804.03 98.19% 694 143,811,117.21 98.70% 685 196,948,686.82 97.83%
Total
1,422
347,036,120.21
100.00%
710
145,711,637.45
100.00%
712
201,324,482.76
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 358
Group 2 Weighted Average Original Remaining Months: 357

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
22 2,799,565.90 0.94% 12 1,708,603.51 1.38% 10 1,090,962.39 0.62%
ARKANSAS
33 6,590,194.11 2.21% 18 3,073,724.89 2.48% 15 3,516,469.22 2.01%
CALIFORNIA
246 93,711,813.19 31.38% 77 22,469,823.84 18.12% 169 71,241,989.35 40.79%
COLORADO
39 8,360,310.35 2.80% 23 4,339,401.95 3.50% 16 4,020,908.40 2.30%
DELAWARE
2 190,158.11 0.06% 1 130,802.39 0.11% 1 59,355.72 0.03%
FLORIDA
175 38,412,114.99 12.86% 61 12,315,989.92 9.93% 114 26,096,125.07 14.94%
IDAHO
4 715,856.77 0.24% 3 271,856.77 0.22% 1 444,000.00 0.25%
ILLINOIS
52 11,024,872.51 3.69% 39 7,576,133.24 6.11% 13 3,448,739.27 1.97%
INDIANA
14 1,548,943.17 0.52% 10 910,903.47 0.73% 4 638,039.70 0.37%
MASSACHUSETTS
160 47,566,004.56 15.93% 110 29,704,613.28 23.96% 50 17,861,391.28 10.23%
MICHIGAN
58 9,295,615.08 3.11% 36 4,988,403.98 4.02% 22 4,307,211.10 2.47%
MISSOURI
6 1,633,246.63 0.55% 5 1,153,806.69 0.93% 1 479,439.94 0.27%
NEBRASKA
120 38,489,479.29 12.89% 52 13,135,870.82 10.60% 68 25,353,608.47 14.51%
OHIO
29 3,343,090.49 1.12% 15 2,033,170.74 1.64% 14 1,309,919.75 0.75%
OKLAHOMA
6 983,213.73 0.33% 1 58,281.43 0.05% 5 924,932.30 0.53%
OREGON
19 3,691,022.72 1.24% 17 2,996,179.56 2.42% 2 694,843.16 0.40%
UTAH
18 3,815,400.76 1.28% 11 2,207,085.87 1.78% 7 1,608,314.89 0.92%
VIRGIN ISLANDS
68 16,620,458.37 5.57% 39 8,589,779.93 6.93% 29 8,030,678.44 4.60%
WASHINGTON
34 8,495,722.71 2.84% 24 5,119,308.73 4.13% 10 3,376,413.98 1.93%
WISCONSIN
11 1,360,594.33 0.46% 9 1,189,490.00 0.96% 2 171,104.33 0.10%
Total
1,116
298,647,677.77
100.00%
563
123,973,231.01
100.00%
553
174,674,446.76
100.00%
Geographic Distribution by State
State
0
4
8
12
16
20
24
MASSACHUSETTS
CALIFORNIA
NEBRASKA
FLORIDA
VIRGIN ISLANDS
ILLINOIS
WASHINGTON
MICHIGAN
COLORADO
ARKANSAS
OREGON
UTAH
OHIO
ALABAMA
WISCONSIN
MISSOURI
INDIANA
IDAHO
DELAWARE
OKLAHOMA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
0
5
10
15
20
25
30
35
40
45
CALIFORNIA
FLORIDA
NEBRASKA
MASSACHUSETTS
VIRGIN ISLANDS
MICHIGAN
COLORADO
ARKANSAS
ILLINOIS
WASHINGTON
UTAH
OHIO
ALABAMA
OKLAHOMA
OREGON
INDIANA
MISSOURI
IDAHO
WISCONSIN
DELAWARE
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Apr 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,408
342,263,484.97
98.86%
342,363,336.35
9
3,307,751.21
0.96%
3,308,490.85
2
646,922.15
0.19%
647,309.77
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,419
346,218,158.33
346,319,136.97
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
3
817,961.88
100.00%
818,299.84
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3
817,961.88
818,299.84
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,411
343,081,446.85
98.86%
343,181,636.19
9
3,307,751.21
0.95%
3,308,490.85
2
646,922.15
0.19%
647,309.77
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,422
347,036,120.21
100.00%
347,137,436.81
All Groups
Current
30 - 59
days
60 - 89
days
Current 98.9%
30 - 59 days 1.0%
60 - 89 days 0.2%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
707
145,034,553.22
99.60%
145,080,659.09
2
589,023.06
0.40%
589,612.87
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
709
145,623,576.28
145,670,271.96
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
88,061.17
100.00%
88,197.95
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
88,061.17
88,197.95
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
708
145,122,614.39
99.60%
145,168,857.04
2
589,023.06
0.40%
589,612.87
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
710
145,711,637.45
100.00%
145,758,469.91
Group 1
Current
30 - 59 days
Current 99.6%
30 - 59 days 0.4%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Apr 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
701
197,228,931.75
98.32%
197,282,677.26
7
2,718,728.15
1.36%
2,718,877.98
2
646,922.15
0.32%
647,309.77
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
710
200,594,582.05
200,648,865.01
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
2
729,900.71
100.00%
730,101.89
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
729,900.71
730,101.89
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
703
197,958,832.46
98.33%
198,012,779.15
7
2,718,728.15
1.35%
2,718,877.98
2
646,922.15
0.32%
647,309.77
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
712
201,324,482.76
100.00%
201,378,966.90
Group 2
Current
30 - 59 days
60 - 89 days
Current 98.3%
30 - 59 days 1.4%
60 - 89 days 0.3%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Apr 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
9 3,307,751.21 83.64% 2 646,922.15 16.36% 0 0.00 0.00% 0 0.00 0.00%
11
3,954,673.36
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
9
3,307,751.21
83.64%
2
646,922.15
16.36%
0
0.00
0.00%
0
0.00
0.00%
11
3,954,673.36
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
2 589,023.06 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
2
589,023.06
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
2
589,023.06
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
2
589,023.06
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
7 2,718,728.15 80.78% 2 646,922.15 19.22% 0 0.00 0.00% 0 0.00 0.00%
9
3,365,650.30
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
7
2,718,728.15
80.78%
2
646,922.15
19.22%
0
0.00
0.00%
0
0.00
0.00%
9
3,365,650.30
100.00%
Group 2
14.89
0.00
0.00
0.00
68.75
16.36
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
Group 1
Group 2
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
14.89
0.00
0.00
0.00
85.11
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Apr 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
April 2007
Count
Balance ($)
30 - 59 days
9 3,307,751.21
60 - 89 days
2 646,922.15
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
3 817,961.88
Foreclosure
0 0.00
REO
0 0.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Apr 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
April 2007
Count
Balance ($)
30 - 59 days
2 589,023.06
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
1 88,061.17
Foreclosure
0 0.00
REO
0 0.00
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
Bankrupcty

Distribution Date: Apr 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
April 2007
Count
Balance ($)
30 - 59 days
7 2,718,728.15
60 - 89 days
2 646,922.15
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
2 729,900.71
Foreclosure
0 0.00
REO
0 0.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Balance ($)
Bankrupcty

Distribution Date: Apr 25, 2007
Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN ASSET-BACKED
CERTIFICATES, SERIES 2007-AB1
CPR/CDR HISTORY REPORT - SIX MONTHS
Group 1
Group 2
Total
Current
13.78%
1,811,229.63
5.91%
1,025,471.62
9.31%
2,836,701.25
Life CPR
13.78% 5.91% 9.31%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
Group 1
Group 2
Total
Amount ($)

Distribution Date: Apr 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 1
1 88,061.17 10.77%
GROUP 2
2 729,900.71 89.23%
TOTAL:
3
817,961.88
100.00%
GROUP 1
GROUP 2
GROUP 1 10.8%
GROUP 2 89.2%
Total:
100.0%
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121228197 88,400.00 88,061.17 7.40% 03/01/2007 360
Total:
1
88,061.17
88,400.00
GROUP 2
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121202786 535,500.00 534,874.57 7.80% 04/01/2007 360
121163590 196,000.00 195,026.14 8.50% 04/01/2007 360
Total:
2
729,900.71
731,500.00

Distribution Date: Apr 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Apr 25, 2007
REO LOAN DETAIL REPORT
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Apr 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
8 1,800,500.00 1,795,175.77 0.00 147,583,543.36
GROUP 2
5 1,016,800.00 1,013,514.77 0.00 202,416,973.89
TOTAL:
13
2,817,300.00
2,808,690.54
0.00
1.22%
98.78%
1
0.50%
99.50%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
121201762 408,500.00 407,152.54 406,877.53 0.00 0.00 0.00 Voluntary PIF
03/31/2007
275.01 8.150%
0.00
121211572 136,000.00 135,507.94 135,407.63 0.00 0.00 0.00 Voluntary PIF
03/31/2007
100.31 7.690%
0.00
121219914 150,150.00 149,851.02 149,774.79 0.00 0.00 0.00 Voluntary PIF
03/13/2007
76.23 9.500%
0.00
121219933 320,000.00 319,089.62 318,903.48 0.00 0.00 0.00 Voluntary PIF
03/27/2007
186.14 8.875%
0.00
121224865 180,000.00 180,000.00 180,000.00 0.00 0.00 0.00 Voluntary PIF
03/31/2007
0.00 8.690%
0.00
121228188 230,850.00 230,360.65 230,235.96 0.00 0.00 0.00 Voluntary PIF
03/22/2007
124.69 9.200%
0.00
121267080 208,000.00 207,484.32 207,353.13 0.00 0.00 0.00 Voluntary PIF
03/31/2007
131.19 8.440%
2,080.00
121274503 167,000.00 166,718.48 166,623.25 0.00 0.00 0.00 Voluntary PIF
03/16/2007
95.23 8.900%
0.00
Total:
8
1,800,500.00
1,796,164.57
988.80
1,795,175.77
0.00
0.00
0.00
2,080.00
GROUP 2
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
121202164 272,000.00 272,000.00 272,000.00 0.00 0.00 0.00 Voluntary PIF
03/21/2007
0.00 7.650%
0.00
121203234 116,000.00 114,478.82 114,268.70 0.00 0.00 0.00 Voluntary PIF
03/27/2007
210.12 7.870%
5,154.38
121224540 176,000.00 175,771.60 175,713.59 0.00 0.00 0.00 Voluntary PIF
03/30/2007
58.01 7.600%
5,341.72
121231091 93,000.00 92,747.26 92,683.18 0.00 0.00 0.00 Voluntary PIF
03/31/2007
64.08 8.000%
1,854.95
121277258 359,800.00 359,148.60 358,849.30 0.00 0.00 0.00 Voluntary PIF
03/20/2007
299.30 6.990%
0.00
Total:
5
1,016,800.00
1,014,146.28
631.51
1,013,514.77
0.00
0.00
0.00
12,351.05

Distribution Date: Apr 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Apr 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST, MORTGAGE LOAN
ASSET-BACKED CERTIFICATES, SERIES 2007-AB1
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #